Derecognition And Offset Of Financial Instruments - Financial Assets Subject To Offset Enforceable Master Netting Agreements Or Similar Agreements (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	₩ 58,122,485	₩ 62,779,037
Gross amounts of recognized financial assets set off	39,209,452	42,275,583
Net amounts of consolidate financial assets presented	18,913,033	20,503,454
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	15,969,354	18,593,642
Cash collateral received and others	748,981	552,071
Net amounts	2,194,698	1,357,741
Derivative assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	7,032,465	4,172,737
Gross amounts of recognized financial assets set off	0	0
Net amounts of consolidate financial assets presented	7,032,465	4,172,737
Receivable spot exchange
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	4,508,711	5,915,304
Gross amounts of recognized financial assets set off	0	0
Net amounts of consolidate financial assets presented	4,508,711	5,915,304
Derivative assets and Receivable spot exchange
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	9,175,416	8,260,784
Cash collateral received and others	748,981	552,071
Net amounts	1,616,779	1,275,186
Bonds purchased under resale agreements
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	6,793,938	10,332,858
Gross amounts of recognized financial assets set off	0	0
Net amounts of consolidate financial assets presented	6,793,938	10,332,858
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	6,793,938	10,332,858
Cash collateral received and others	0	0
Net amounts	0	0
Domestic exchange settlement debits
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	39,787,371	42,358,138
Gross amounts of recognized financial assets set off	39,209,452	42,275,583
Net amounts of consolidate financial assets presented	577,919	82,555
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	0	0
Cash collateral received and others	0	0
Net amounts	₩ 577,919	₩ 82,555